Note 6 - Disclosures to the Statement of Income and Loss (Details Textual) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total revenue	€ 23,000	€ 0	€ 42,000	€ 0	€ 16,000	€ 0	€ 0
Cost of sales	123,000	0	142,000	0	58,000	0	0
Trade receivables	39,000	20,000	39,000	20,000	20,000
Total contract assets					0
Transaction price allocated to remaining performance obligations	275,000		275,000		42,000
Impairment loss recognised in profit or loss, property, plant and equipment					1,965,000	0	0
Professional services received in connection with the IPO was not recognized in general and administrative expenses but deducted from capital reserves					2,690,000
Professional services in connection with the IPO received in the previous year were accrued as a current non-financial asset in the previous year and deducted from capital reserve in the reporting year					135,000
Increase (decrease) in personnel expenses					21,613,000	1,898,000	32,160,000
Miscellaneous other operating income		66,000	12,000	100,000	269,000	334,000	220,000
Income from government grants					71,000	68,000	15,000
Other income					125,000
Maximum advance payments from customers					4,000
Other expense					452,000	349,000
Impairment loss on financial assets	(8,000)	(5,000)	(4,000)	2,000	6,000	6,000	0
Interest income						2,000
Interest expense			923,000	2,645,000	4,781,000	2,040,000	702,000
Interest expense on other financial liabilities					3,227,000	614,000	287,000
Interest expense on advance payments from customers			781,000	806,000	1,497,000	1,360,000	415,000
Deferred tax expense (income)	0	€ 41,000	0	€ 41,000	18,000	0	0
Current deferred tax assets					314,000	806,000
Current deferred tax liabilities					47,000	73,000
Tax effect of transaction cost					937,000	723,000
Deferred tax assets					2,400,000	1,452,000	€ 956,000
Deferred tax assets on transaction costs recognized in equity					18,000
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets					54,000
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment					1,965,000	0
Integration of solar technology
Statement Line Items [Line Items]
Total revenue	21,000		39,000		11,000
Cost of sales	121,000		140,000		52,000
Sono app [member]
Statement Line Items [Line Items]
Total revenue	2,000		3,000		5,000
Cost of sales	€ 1,000		€ 2,000		6,000
Agency fees from the Renault ZOE conversion [member]
Statement Line Items [Line Items]
Other income					€ 47,000	€ 240,000